Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

(14) Leases

In June, 2019, the Company executed a lease, which included expansion and renovation of previously leased space for the Kansas City office. The term of the lease is for a period of five years and commenced on May 1, 2020, the date of receipt of a Certificate of Occupancy for the expanded and newly renovated space. Under this lease, total rent ranges from $30,453 to $33,145 per month. This lease provided for a lease incentive by the lessor of tenant improvements totaling $201,600.

The Company leases office space for its New Jersey based employees from a related party, as further described in Note 17. The base rent for this lease was $3,000 per month in 2022 and 2021. The lease was entered into in January 2021, for a three-year term.

In 2018, the Company entered into an 18-month operating lease for manufacturing equipment. Interim rent was incurred during installation of the equipment with the lease commencing in June 2018. Monthly lease payments for this leased equipment were $61,786. In December 2019, this lease was extended for a period of twenty-four months with a monthly lease payment of $37,072. At this date, this lease was modified for accounting purposes and its classification was assessed as a financing type lease as management determined the lessor to have no alternative future use of the leased asset. The ROU asset associated with the leased machinery was amortized over the lease term. In December 2021, the end of the lease term, the Company entered into a purchase agreement with the lessor to purchase the manufacturing equipment.

In April 2020, the Company entered into a 60-month lease agreement for office furniture under a lease classified as a financing lease as title of the furniture transfers to the Company at the end of the lease term. Monthly lease payments are $1,491. The leased furniture is amortized on a straight-line basis over 7 years. The imputed interest rate relating to the lease obligation is 6.12% and the maturity date is March 2025.

The components of lease cost for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Operating lease cost	$338,787	$338,787
Finance lease cost:
Amortization of right-of-use assets	10,990	409,927
Interest on lease liabilities	2,804	26,504
Total finance lease cost	13,794	436,431
Total lease cost	$352,581	$775,218

Amounts reported in the consolidated balance sheets as of December 31, 2022 and 2021 were as follows:

	2022	2021

Operating Leases:
Operating lease right-of-use assets	$630,618	$858,600

Other current liabilities	339,755	295,595
Operating lease liabilities	488,748	828,503
Total operating lease liabilities	828,503	1,124,098

Finance leases:
Property and equipment	76,928	76,928
Accumulated amortization	(44,988)	(29,602)
Property and equipment, net	31,940	47,326

Current installments of obligations under finance leases	16,053	15,096
Long-term portion of obligations under
finance leases	21,487	37,534
Total finance lease liabilities	$37,540	$52,630

Other information relating to leases as of December 31, 2022 and 2021 was as follows:

	2022	2021
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$36,000	$433,172
Operating cash flow from finance leases	3,698	26,504
Financing cash flow from finance leases	15,090	436,259
Reductions to ROU assets resulting from reductions to lease obligations:
Operating leases	227,981	196,245
Finance leases	10,990	409,927
Weighted average remaining lease term:
Operating leases	25 months	39 months
Finance leases	27 months	39 months
Weighted average discount rate:
Operating leases	11.62%	11.57%
Finance leases	6.12%	6.12%

Maturities of lease liabilities under noncancellable leases as of December 31, 2022 are as follows:

	Operating	Finance
	leases	leases
2023	414,800	17,900
2024	393,005	17,900
2025	132,580	4,475
Thereafter	-	-
Total undiscounted lease payments	940,385	40,275
Less imputed interest	(111,882)	(2,742)
Total lease liabilities	$828,503	$37,533